Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Class A	[1]	Ordinary Shares Class B	Paid-in Capital	Accumulated Deficits	Non- Controlling Interests	Total
Balance at Dec. 31, 2021	$ 22,100			$ 16,982,700	$ (4,954,400)	$ (237,100)	$ 11,813,300
Balance (in Shares) at Dec. 31, 2021	22,084,055
Issuance of common stocks to certain investors in a private placement	$ 4,400			4,395,600			4,400,000
Issuance of common stocks to certain investors in a private placement (in Shares)	4,400,000
Share based compensation						53,000	53,000
Acquisition of a subsidiary under common control				(6,200)			(6,200)
Net loss					(8,466,000)	(832,200)	(9,298,200)
Balance at Dec. 31, 2022	$ 26,500			21,372,100	(13,420,400)	(1,016,300)	6,961,900
Balance (in Shares) at Dec. 31, 2022	26,484,055
Cumulative-effect adjustment of opening balance due to adoption of fair value measurement of digital assets					30,600		30,600
Issuance of common stocks to a service provider	$ 200			237,500			237,700
Issuance of common stocks to a service provider (in Shares)	160,577
Capital injection from a non-controlling shareholder						88,900	88,900
Withdrawal of capital by a non-controlling shareholder						(88,900)	(88,900)
Dissolution of subsidiaries				(386,300)		1,632,100	1,245,800
Issuance of common stocks to certain investors in a private placement	$ 5,100			6,598,900			6,604,000
Issuance of common stocks to certain investors in a private placement (in Shares)	5,079,999
Net loss					(4,064,400)	(615,800)	(4,680,200)
Balance at Dec. 31, 2023	$ 31,800			27,822,200	(17,454,200)		10,399,800
Balance (in Shares) at Dec. 31, 2023	31,724,631
Repurchase of Class A Ordinary Shares	$ (5,900)			5,900
Repurchase of Class A Ordinary Shares (in Shares)	(5,933,700)
Issuance of Class B Ordinary shares			$ 5,900	(5,900)
Issuance of Class B Ordinary shares (in Shares)			5,933,700
Issuance of common stocks to an underwriter	$ 200			(200)
Issuance of common stocks to an underwriter (in Shares)	208,091
Issuance of common stocks to acquire a subsidiary	$ 1,500			2,263,500		1,510,000	3,775,000
Issuance of common stocks to acquire a subsidiary (in Shares)	1,500,000
Share-based compensation to employees	$ 600			1,355,200			1,355,800
Share-based compensation to employees (in Shares)	626,650
Share-based compensation to non-employees		[2]		146,400			146,400
Share-based compensation to non-employees (in Shares)	57,077
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4)	$ 1,500			(111,800)		110,300
Issuance of common stocks to acquire noncontrolling interest of a subsidiary (Note 4) (in Shares)	1,500,000
Issuance of common stocks to certain investors in a private placement	$ 4,900			8,930,100			8,935,000
Issuance of common stocks to certain investors in a private placement (in Shares)	4,853,635
Net loss					(8,883,400)	$ (1,620,300)	(10,503,700)
Balance at Dec. 31, 2024	$ 34,600		$ 5,900	$ 40,405,400	$ (26,337,600)		$ 14,108,300
Balance (in Shares) at Dec. 31, 2024	34,536,384		5,933,700

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).
[2]	The amount of Class A Ordinary Shares issued for share-based compensation to non-employees was below 100.